Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenue	$ 331,799	$ 305,698
Goodwill	3,066	2,958	$ 3,121
Long-term investments	4,792	4,629
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Long-term investments	1,558	1,972
OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	222,741	198,036
Long-term investments	3,234	2,657
OEM | Operating Segments | OEM Launch Partner
Segment Reporting Information [Line Items]
Revenue	$ 53,671	$ 43,265
OEM | Revenue from Contract with Customer, Segment Benchmark | Product Concentration Risk | OEM Launch Partner
Segment Reporting Information [Line Items]
Concentration percentage	16.00%	14.00%
IAM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 109,058	$ 107,662
Goodwill	$ 3,066	$ 2,958